Income Taxes - Schedule of Provision for Income Taxes (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Schedule of Provision for Income Taxes [Abstract]
Current	$ 18,186	$ 11,590	$ 16,459
Deferred	(354,012)	277,874	(207,488)
Income taxes expense (recovery)	$ (335,826)	$ 289,464	$ (191,029)